Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of reportable business segments
Revenues:	$ 2,067,977	$ 1,798,940	$ 7,439,648	$ 6,727,524
Cost of revenues:	527,734	578,669	2,407,400	1,279,057
Depreciation and amortization:	174,954	145,518	561,516	563,831
Net income (loss):	1,375,241	942,321	3,899,730	2,206,267
Segment reporting information, Additional information
Identifiable long-lived assets, net	21,025,022		21,986,640	16,214,287
TCM raw materials [Member]
Summary of reportable business segments
Revenues:	1,043,980	896,161	4,170,748	3,745,348
Cost of revenues:	232,340	199,960	1,117,407	615,956
Depreciation and amortization:	125,736	89,244	370,564	337,949
Net income (loss):	796,227	696,201	3,053,341	3,129,393
Segment reporting information, Additional information
Identifiable long-lived assets, net	20,048,846		20,953,562	14,983,045
Yew trees [Member]
Summary of reportable business segments
Revenues:	964,306	856,954	3,011,728	2,819,968
Cost of revenues:	249,331	360,687	1,097,470	578,296
Depreciation and amortization:	13,700	8,561	24,586	37,440
Net income (loss):	694,336	496,267	1,914,257	2,241,672
Segment reporting information, Additional information
Identifiable long-lived assets, net	616,598		632,583	734,212
Handicrafts [Member]
Summary of reportable business segments
Revenues:	59,691	45,825	257,172	162,208
Cost of revenues:	46,063	18,022	192,523	84,805
Depreciation and amortization:	7,819	7,752	22,900	31,346
Net income (loss):	14,682	27,803	64,649	77,402
Segment reporting information, Additional information
Identifiable long-lived assets, net	85,595		94,124	122,491
Other [Member]
Summary of reportable business segments
Depreciation and amortization:	27,699	39,961	143,466	157,096
Net income (loss):	(130,004)	(277,950)	(1,132,515)	(3,242,200)
Segment reporting information, Additional information
Identifiable long-lived assets, net	$ 273,983		$ 306,371	$ 374,539